Intangible Assets, Net - Summary of Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Intangible Assets, Net
Finite-Lived intangible assets, Gross	¥ 178,731		¥ 178,731
Less: Accumulated amortization	(735)		(607)
Less: Impairment	(24,985)		(717)
Intangible assets, net	153,011	$ 20,962	177,407
Brokerage licenses
Intangible Assets, Net
Finite-Lived intangible assets, Gross	60,558		60,558
Insurance adjusting license
Intangible Assets, Net
Finite-Lived intangible assets, Gross	2,293		2,293
Insurance agency license
Intangible Assets, Net
Finite-Lived intangible assets, Gross	35,130		35,130
Trademark and software copyright
Intangible Assets, Net
Finite-Lived intangible assets, Gross	77,042		77,042
Medical institution license
Intangible Assets, Net
Finite-Lived intangible assets, Gross	¥ 3,708		¥ 3,708